Note 35 - Derivatives - Hedging Derivatives (Detail) - Fair Value Hedge [Member] € in Millions	Dec. 31, 2019 EUR (€)
Hedging Derivatives - Rates [Line Items]
Hedging Derivatives - CHF IBOR	€ 1,202
Hedging Derivatives - GBP IBOR	1,437
Hedging Derivatives - JPY IBOR	1,189
Hedging Derivatives - USD IBOR	€ 31,992